GUARANTEE LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
GUARANTEE LIABILITIES
Total	¥ 2,441	$ 373	¥ 910,949
Guarantee liabilities - stand ready
GUARANTEE LIABILITIES
Total	172		207,997	¥ 388,307	¥ 146,427	¥ 173,907
Guarantee liabilities - contingent
GUARANTEE LIABILITIES
Total	¥ 2,269		¥ 702,952